Schedule of Investments (unaudited) January 31, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)	313	$60,096

Brazil — 4.9%
Ambev SA	236,473	653,052
Ambev SA, ADR	94,305	263,111
B2W Cia Digital(a)	20,949	315,188
B3 SA - Brasil Bolsa Balcao	33,643	367,703
Banco do Brasil SA	15,200	94,066
BRF SA(a)	22,103	85,723
BRF SA, ADR(a)	54,210	213,045
Cia de Saneamento de Minas Gerais-COPASA	52,947	150,091
Duratex SA	19,771	71,801
Embraer SA(a)	56,573	90,887
Gerdau SA, ADR	43,123	182,841
Iguatemi Empresa de Shopping Centers SA	6,100	38,252
Itau Unibanco Holding SA, ADR	89,139	465,306
Localiza Rent a Car SA	44,817	523,250
M Dias Branco SA	25,726	141,715
Neoenergia SA	27,533	90,931
Porto Seguro SA	48,483	426,931
Telefonica Brasil SA	7,143	59,009
TOTVS SA	15,575	80,844
Ultrapar Participacoes SA	62,467	248,662
Ultrapar Participacoes SA, ADR	16,343	65,209
Vale SA	60,851	978,149
Vale SA, ADR	33,031	533,451
WEG SA	37,283	570,959

		6,710,176

Chile — 0.0%
Enel Chile SA	521,875	37,813

China — 36.9%
3SBio, Inc.(a)(b)	192,500	178,948
Accelink Technologies Co. Ltd., Class A	11,600	46,369
Addsino Co. Ltd., Class A	12,000	46,067
Agricultural Bank of China Ltd., Class H	892,000	321,638
Airtac International Group	12,000	426,950
Alibaba Group Holding Ltd.(a)	2,900	92,030
Alibaba Group Holding Ltd., ADR(a)	28,860	7,325,534
Angang Steel Co. Ltd., Class H	128,000	50,148
Anta Sports Products Ltd.	37,000	609,336
BAIC Motor Corp. Ltd., Class H(b)	331,000	116,408
Baidu, Inc., ADR(a)	3,938	925,509
Bank of China Ltd., Class H	1,439,000	487,078
Baoshan Iron & Steel Co. Ltd., Class A	141,430	143,614
BeiGene Ltd., ADR(a)	786	251,520
Beijing Enterprises Holdings Ltd.	103,000	336,688
Beijing New Building Materials PLC, Class A	12,500	98,821
Beijing Sinnet Technology Co. Ltd., Class A	16,550	41,974
Bilibili, Inc., ADR(a)	1,305	148,626
BOE Technology Group Co. Ltd., Class A	278,700	265,878
Bosideng International Holdings Ltd.	76,000	33,605
BYD Co. Ltd., Class A	5,600	212,552
BYD Co. Ltd., Class H	16,000	483,258
Chacha Food Co. Ltd., Class A	7,285	70,227
Chaozhou Three-Circle Group Co. Ltd., Class A	26,100	157,460
China Biologic Products Holdings Inc.(a)	720	84,852
China Conch Venture Holdings Ltd.	26,500	126,001
China Construction Bank Corp., Class H	1,525,000	1,155,063
China Feihe Ltd.(b)	26,000	77,526
China Gas Holdings Ltd.	17,200	60,535

Security	Shares	Value

China (continued)
China Life Insurance Co. Ltd., Class H	221,000	$469,352
China Longyuan Power Group Corp. Ltd., Class H	52,000	76,119
China Mengniu Dairy Co. Ltd.(a)	15,000	89,204
China Merchants Bank Co. Ltd., Class H	36,000	275,683
China Overseas Land & Investment Ltd.	66,500	151,059
China Pacific Insurance Group Co. Ltd., Class H	22,000	90,613
China Railway Group Ltd., Class A	168,800	138,225
China Resources Gas Group Ltd.	30,000	149,433
China Resources Land Ltd.	34,000	134,543
China Resources Pharmaceutical Group Ltd.(b)	119,500	62,753
China Vanke Co. Ltd., Class A	67,300	289,157
China Vanke Co. Ltd., Class H	47,600	170,306
CITIC Ltd.	239,000	186,055
Contemporary Amperex Technology Co. Ltd., Class A	1,700	92,204
COSCO SHIPPING Ports Ltd.	54,000	38,308
Country Garden Services Holdings Co. Ltd.	14,000	113,787
CSPC Pharmaceutical Group Ltd.	460,720	468,367
East Group Co. Ltd.	40,900	42,227
ENN Energy Holdings Ltd.	17,300	266,808
Far East Horizon Ltd.	48,000	49,490
Focus Media Information Technology Co. Ltd., Class A	52,500	88,177
Fu Jian Anjoy Foods Co. Ltd., Class A	1,715	65,655
Fuyao Glass Industry Group Co. Ltd., Class H(b)	13,200	91,648
Ganfeng Lithium Co. Ltd., Class A	4,607	85,024
Ganfeng Lithium Co. Ltd., Class H(b)	4,600	64,176
GCL System Integration Technology Co. Ltd., Class A(a)	69,100	43,303
GDS Holdings Ltd., ADR(a)	1,671	173,049
GDS Holdings Ltd., Class A(a)	3,300	42,393
Geely Automobile Holdings Ltd.	112,000	405,976
GoerTek, Inc., Class A	50,144	256,270
Great Wall Motor Co. Ltd., Class H	77,000	240,062
Guangzhou Automobile Group Co. Ltd., Class H	40,000	36,306
Guotai Junan Securities Co. Ltd., Class A	21,828	55,293
Guoxuan High-Tech Co. Ltd., Class A(a)	7,649	43,248
Haidilao International Holding Ltd.(b)	9,000	75,566
Haier Smart Home Co. Ltd., Class H(a)	29,200	120,894
Haitong Securities Co. Ltd., Class H	128,800	114,355
Hangzhou Robam Appliances Co. Ltd., Class A	38,210	227,501
Hengtong Optic-Electric Co. Ltd., Class A	22,700	43,186
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,591	84,111
Huatai Securities Co. Ltd., Class A	54,400	146,300
Huatai Securities Co. Ltd., Class H(b)	104,800	166,552
Huaxia Bank Co. Ltd., Class A	65,700	62,062
Industrial & Commercial Bank of China Ltd., Class H	1,185,000	755,876
Innovent Biologics, Inc.(a)(b)	12,000	136,407
JA Solar Technology Co. Ltd.(a)	7,330	40,312
JD.com, Inc., ADR(a)	17,205	1,525,911
JD.com, Inc., Class A(a)	2,400	106,430
Jiumaojiu International Holdings Ltd.(a)(b)	34,000	124,020
JOYY, Inc., ADR	766	70,503
Kingdee International Software Group Co. Ltd.(a)	40,000	160,231
Lenovo Group Ltd.	502,000	584,299
Li Ning Co. Ltd.	23,000	143,285
Logan Group Co. Ltd.	28,000	41,792
Longfor Group Holdings Ltd.(b)	15,500	87,288
LONGi Green Energy Technology Co. Ltd., Class A	7,603	126,099
Maccura Biotechnology Co. Ltd., Class A	9,600	67,347
Meituan, Class B(a)	61,900	2,854,170
NARI Technology Co. Ltd., Class A	4,500	20,471
NetEase, Inc., ADR	8,709	1,001,448
New China Life Insurance Co. Ltd., Class H	21,800	81,041

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
New Oriental Education & Technology Group, Inc.(a)	480	$80,235
New Oriental Education & Technology Group, Inc., ADR(a)	2,172	363,810
NIO, Inc., ADR(a)	22,468	1,280,676
Offcn Education Technology Co. Ltd., Class A	16,634	101,987
PetroChina Co. Ltd., Class H	360,000	108,569
Pharmaron Beijing Co. Ltd., Class H(b)	8,600	164,769
PICC Property & Casualty Co. Ltd., Class H	226,000	164,168
Pinduoduo, Inc., ADR(a)	6,131	1,015,968
Ping An Insurance Group Co. of China Ltd., Class H	126,000	1,484,000
RiseSun Real Estate Development Co. Ltd., Class A	1	1
Sanan Optoelectronics Co. Ltd., Class A	9,700	44,266
SF Holding Co. Ltd., Class A	10,200	156,092
Shanghai Baosight Software Co. Ltd., Class A	10,474	107,886
Shanghai Electric Group Co. Ltd., Class A(a)	56,276	46,747
Shenzhen Capchem Technology Co. Ltd., Class A	11,500	147,209
Shenzhen Expressway Co. Ltd., Class H	74,000	67,962
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,154	565,277
Shenzhou International Group Holdings Ltd.	16,500	321,775
Shimao Property Holdings Ltd.	17,500	50,599
Sinotruk Hong Kong Ltd.	34,000	105,932
Sunac China Holdings Ltd.	54,000	200,630
Sunac Services Holdings Ltd.(a)(b)	17,000	47,799
Sungrow Power Supply Co. Ltd., Class A	9,200	148,880
Suning.com Co. Ltd., Class A	210,800	215,703
Sunny Optical Technology Group Co. Ltd.	13,300	347,448
TAL Education Group, ADR(a)	4,757	365,718
Tencent Holdings Ltd.	94,900	8,455,901
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	6,900	29,010
Tingyi Cayman Islands Holding Corp.	92,000	182,808
Tongwei Co. Ltd., Class A	4,155	29,460
Trip.com Group Ltd., ADR(a)	5,336	169,845
Vipshop Holdings Ltd., ADR(a)	2,478	67,947
Want Want China Holdings Ltd.	429,000	308,069
Weichai Power Co. Ltd., Class A	29,268	95,677
Weichai Power Co. Ltd., Class H	48,000	141,568
WuXi AppTec Co. Ltd., Class H(b)	23,000	547,110
Wuxi Biologics Cayman, Inc.(a)(b)	58,000	812,111
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	18,505	255,560
Xiabuxiabu Catering Management China Holdings Co. Ltd.(a)(b)	19,000	41,995
Xiaomi Corp., Class B(a)(b)	232,800	869,435
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	32,600	72,999
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	42,400	88,323
Xinyi Solar Holdings Ltd.	96,000	210,048
XPeng, Inc., ADR(a)	2,293	110,477
Yadea Group Holdings Ltd.(b)	18,000	46,810
Yum China Holdings, Inc.	7,134	404,569
Zai Lab Ltd., ADR(a)	535	85,637
Zhejiang Chint Electrics Co. Ltd., Class A	8,700	49,790
Zhejiang Sanhua Intelligent Controls Co. Ltd.	47,500	168,469
Zhejiang Weixing New Building Materials Co. Ltd., Class A	76,700	252,276
Zhengzhou Yutong Bus Co. Ltd.	21,100	45,468
Zhuzhou CRRC Times Electric Co. Ltd., Class H	8,900	44,573
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	160,052	307,687

Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	196,800	$268,934
ZTE Corp., Class A	8,800	43,731
ZTE Corp., Class H	26,200	74,139

		50,370,477

Colombia — 0.2%
Bancolombia SA, ADR	4,825	169,792
Ecopetrol SA, ADR	12,706	144,594

		314,386

Czech Republic — 0.2%
Moneta Money Bank AS(a)(b)	68,282	231,851

Hong Kong — 0.2%
Sino Biopharmaceutical Ltd.	163,000	151,323
Vinda International Holdings Ltd.	14,000	47,221

		198,544

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC(a)	38,082	285,969

India — 9.4%
ACC Ltd.	4,023	88,214
Adani Green Energy Ltd.(a)	6,051	83,012
Apollo Hospitals Enterprise Ltd.	1,718	60,189
Apollo Tyres Ltd.	33,251	89,394
Asian Paints Ltd.	32,431	1,068,551
Axis Bank Ltd.(a)	37,206	337,172
Bajaj Auto Ltd.	4,964	272,244
Dabur India Ltd.	130,275	917,236
Eicher Motors Ltd.	3,079	115,540
Exide Industries Ltd.	44,380	117,442
Federal Bank Ltd.(a)	116,270	114,991
Havells India Ltd.	26,915	384,889
HCL Technologies Ltd.	57,001	712,099
HDFC Bank Ltd.	45,327	865,002
HDFC Life Insurance Co. Ltd.(a)(b)	15,940	147,922
Housing Development Finance Corp. Ltd.	49,874	1,621,748
ICICI Bank Ltd.(a)	16,261	120,193
IndusInd Bank Ltd.(a)	8,959	103,722
Infosys Ltd.	45,335	768,187
InterGlobe Aviation Ltd.(a)(b)	6,881	145,783
ITC Ltd.	70,908	197,120
Kotak Mahindra Bank Ltd.(a)	14,463	338,800
LIC Housing Finance Ltd.	9,418	50,905
Nestle India Ltd.	1,667	389,154
Oil & Natural Gas Corp. Ltd.	108,697	131,018
Reliance Industries Ltd.	46,392	1,167,496
SBI Life Insurance Co. Ltd.(a)(b)	5,075	60,068
State Bank of India(a)	108,180	417,350
Tata Consultancy Services Ltd.	41,116	1,749,350
Voltas Ltd.	6,498	80,768
Wipro Ltd.	9,483	54,313

		12,769,872

Indonesia — 0.6%
Bank Central Asia Tbk PT	325,100	781,907

Malaysia — 2.3%
Bursa Malaysia Bhd	20,200	46,667
CIMB Group Holdings Bhd	171,800	162,821
Hartalega Holdings Bhd	49,000	155,491
Inari Amertron Bhd	37,200	31,085
Kossan Rubber Industries	53,000	58,202

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Malayan Banking Bhd	328,800	$634,183
Maxis Bhd	80,600	94,941
Public Bank Bhd	830,500	859,146
RHB Bank Bhd	261,900	329,589
Serba Dinamik Holdings Bhd	142,700	56,434
Sime Darby Bhd	303,300	164,499
Telekom Malaysia Bhd	237,000	371,341
UWC Bhd	42,200	132,036
VS Industry Bhd	70,400	47,393

		3,143,828

Mexico — 0.7%
Arca Continental SAB de CV	44,078	200,124
Coca-Cola Femsa SAB de CV	39,854	172,878
Grupo Aeroportuario del Centro Norte SAB de CV(a)	32,308	190,689
Grupo Financiero Banorte SAB de CV, Class O(a)	89,072	441,341

		1,005,032

Peru — 0.1%
Hochschild Mining PLC	60,787	191,000

Philippines — 0.1%
BDO Unibank, Inc.	48,140	100,522

Poland(a) — 0.5%
Bank Polska Kasa Opieki SA	33,398	568,435
Powszechna Kasa Oszczednosci Bank Polski SA	17,736	136,941
Powszechny Zaklad Ubezpieczen SA	4,049	32,319

		737,695

Romania — 0.1%
NEPI Rockcastle PLC	19,557	118,312

Russia — 3.5%
Aeroflot PJSC(a)	216,767	199,343
Lukoil PJSC	18,942	1,346,555
LUKOIL PJSC, ADR	12,127	858,283
Magnitogorsk Iron & Steel Works PJSC	385,903	262,946
Magnitogorsk Iron & Steel Works PJSC, GDR, Registered Shares	6,557	57,800
MMC Norilsk Nickel PJSC	878	282,648
Novatek PJSC, GDR, Registered Shares	2,460	410,497
Novolipetsk Steel PJSC	106,322	294,161
PhosAgro PJSC, GDR, Registered Shares	4,169	65,237
Rosneft Oil Co. PJSC, GDR, Registered Shares	27,304	168,491
Sberbank of Russia PJSC, ADR	13,435	183,817
Severstal PJSC	11,809	195,982
Sistema PJSFC	613,489	256,108
Tatneft PJSC	27,200	174,794

		4,756,662

Saudi Arabia — 1.3%
Al Rajhi Bank	40,479	786,476
National Commercial Bank	22,677	260,657
Samba Financial Group	40,467	324,726
Saudi Basic Industries Corp.	11,465	313,080
Saudi British Bank	13,182	94,027

		1,778,966

South Africa — 5.0%
Absa Group Ltd.	92,138	690,936
Anglo American Platinum Ltd.	2,637	262,343
AngloGold Ashanti Ltd.	5,546	129,237
AngloGold Ashanti Ltd., ADR	2,045	47,976
AVI Ltd.	9,101	45,454
Barloworld Ltd.	54,249	337,637

Security	Shares	Value

South Africa (continued)
Capitec Bank Holdings Ltd.(a)	879	$80,461
Clicks Group Ltd.	11,477	188,564
FirstRand Ltd.	110,830	348,090
Foschini Group Ltd.	14,815	99,975
Gold Fields Ltd.	31,372	294,156
Gold Fields Ltd., ADR	9,318	86,937
Growthpoint Properties Ltd.	109,616	87,605
Investec Ltd.	39,348	99,553
Naspers Ltd., N Shares	12,069	2,791,912
Nedbank Group Ltd.	16,792	135,495
Netcare Ltd.(a)	277,237	245,252
Old Mutual Ltd.	95,170	81,290
Sanlam Ltd.	74,068	282,225
Shoprite Holdings Ltd.	4,281	39,566
Spar Group Ltd.	4,100	52,605
Standard Bank Group Ltd.	43,518	360,773
Telkom SA SOC Ltd.	27,064	60,265

		6,848,307

South Korea — 11.1%
Amorepacific Corp.(a)	301	59,996
BNK Financial Group, Inc.(a)	14,996	73,660
CJ Logistics Corp.(a)	1,776	266,278
Coway Co. Ltd.(a)	1,111	68,998
Dawonsys Co. Ltd.(a)	2,663	46,948
DGB Financial Group, Inc.(a)	15,162	86,145
Doosan Bobcat, Inc.(a)	12,404	334,322
GS Holdings Corp.(a)	5,277	171,246
Han Kuk Carbon Co. Ltd.(a)	8,019	83,990
Hankook Tire & Technology Co. Ltd.(a)	683	25,038
Hansol Technics Co. Ltd.(a)	6,043	54,103
Hanwha Solutions Corp.(a)	2,774	123,415
Hanwha Systems Co. Ltd.(a)	4,203	61,142
Hyundai Glovis Co. Ltd.	227	38,495
Hyundai Marine & Fire Insurance Co. Ltd.(a)	5,437	96,457
KB Financial Group, Inc.	7,089	255,950
KCC Corp.	327	57,949
Kolon Industries, Inc.(a)	4,943	180,354
Korea Zinc Co. Ltd.(a)	334	120,516
KT Corp., ADR(c)	43,047	452,854
LG Chem Ltd.	545	444,531
LG Display Co. Ltd.	23,881	464,221
LG Display Co. Ltd., ADR(c)	15,989	154,454
LG Household & Health Care Ltd.	294	409,266
LG Uplus Corp.(a)	7,312	78,005
Lotte Chemical Corp.(a)	504	117,213
LS Electric Co. Ltd.(a)	1,289	70,502
NAVER Corp.	2,722	830,567
NCSoft Corp.(a)	139	117,768
Netmarble Corp.(a)(b)	781	91,484
NongShim Co. Ltd.	46	11,594
POSCO	3,603	790,880
Posco International Corp.	5,938	87,614
Samsung Electro-Mechanics Co. Ltd.	931	169,338
Samsung Electronics Co. Ltd.	69,101	5,051,764
Samsung Fire & Marine Insurance Co. Ltd.	1,765	264,946
Samsung SDI Co. Ltd.	1,229	802,906
Shinhan Financial Group Co. Ltd.	28,786	789,442
SK Telecom Co. Ltd.	5,907	1,288,250
SK Telecom Co. Ltd., ADR(c)	5,736	138,582

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
S-Oil Corp.(a)	2,572	$156,954
Woori Financial Group, Inc.	25,545	200,986

		15,189,123

Taiwan — 14.9%
Acer, Inc.	194,000	186,819
Apex International Co. Ltd.	29,000	71,093
AU Optronics Corp.(a)	1,631,000	857,642
Bizlink Holding, Inc.	38,000	419,446
Cheng Shin Rubber Industry Co. Ltd.	81,000	115,314
China Steel Corp.	123,000	100,703
Chroma ATE Inc.	10,000	67,192
CTBC Financial Holding Co. Ltd.	702,000	475,575
Delta Electronics, Inc.	92,000	926,032
Eclat Textile Co. Ltd.	10,000	144,495
Evergreen Marine Corp. Taiwan Ltd.(a)	112,000	124,483
Giant Manufacturing Co. Ltd.	7,000	67,916
Gigabyte Technology Co. Ltd.	15,000	42,179
Gourmet Master Co. Ltd.	10,000	45,339
Grand Pacific Petrochemical(a)	59,000	43,949
Hiwin Technologies Corp.	6,000	84,634
Hon Hai Precision Industry Co. Ltd.	75,000	298,283
Hotai Motor Co. Ltd.	5,000	100,755
KMC Kuei Meng International Inc.	7,000	49,492
Lite-On Technology Corp.	74,000	144,932
Makalot Industrial Co. Ltd.	39,000	261,052
MediaTek, Inc.	49,000	1,530,449
Nan Ya Plastics Corp.	80,000	187,452
Parade Technologies Ltd.	11,000	471,650
President Chain Store Corp.	21,000	200,097
Primax Electronics Ltd.	308,000	610,608
Quanta Computer, Inc.	182,000	523,600
Radiant Opto-Electronics Corp.	36,000	147,478
Realtek Semiconductor Corp.	43,000	691,725
Shin Foong Specialty & Applied Materials Co. Ltd.	6,000	29,009
Sunonwealth Electric Machine Industry Co. Ltd.	72,000	134,173
Swancor Holding Co. Ltd.	3,000	14,779
Taiwan High Speed Rail Corp.	40,000	41,259
Taiwan Semiconductor Manufacturing Co. Ltd.	396,000	8,368,823
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,955	1,574,292
Uni-President Enterprises Corp.	446,000	1,082,637
Visual Photonics Epitaxy Co. Ltd.	19,000	71,050
Voltronic Power Technology Corp.	1,000	45,556
Wistron NeWeb Corp.	19,000	51,314

		20,403,276

Thailand — 1.0%
BTS Group Holdings PCL, NVDR	133,000	41,898
Delta Electronics Thailand PCL, NVDR	5,100	89,543
Energy Absolute PCL, NVDR	24,400	52,723
Home Product Center PCL, NVDR	1,291,400	588,894
Kiatnakin Phatra Bank PCL, NVDR	42,100	77,720
Siam Cement PCL, NVDR	39,200	493,981

		1,344,759

Turkey — 0.3%
Arcelik(a)	38,130	171,538
Aselsan Elektronik Sanayi Ve Ticaret AS	28,400	67,145
KOC Holding A/S	31,122	85,225
Turk Traktor ve Ziraat Makineleri AS	860	20,625
Yapi ve Kredi Bankasi(a)	183,896	71,534

		416,067

Security	Shares	Value

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	25,948	$45,358
Aldar Properties PJSC	221,657	210,701
Dubai Islamic Bank PJSC	8,609	11,758
Emaar Properties PJSC(a)	47,249	48,758
Emirates Telecommunications Group Co. PJSC	31,530	170,285
First Abu Dhabi Bank PJSC	44,520	181,611

		668,471

Total Common Stocks — 94.0% (Cost: $95,542,035)		128,463,111

Preferred Securities

Preferred Stocks — 0.8%

Brazil — 0.8%
Banco Bradesco SA, Preference Shares	201,269	910,077
Gerdau SA, Preference Shares	17,888	76,013
Itau Unibanco Holding SA, Preference Shares	19,194	99,418

Total Preferred Securities — 0.8% (Cost: $933,344)		1,085,508

Rights

South Korea — 0.0%
Hanwha Solutions Corp. (Expires 02/25/21)(a)	266	1,165

Total Rights — 0.0% (Cost: $ —)		1,165

Total Long-Term Investments — 94.8% (Cost: $96,475,379)		129,549,784

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)(f)	3,001,134	3,001,134
SL Liquidity Series, LLC, Money Market Series, 0.17%(d)(e)	208,307	208,390

Total Short-Term Securities — 2.4% (Cost: $3,209,512)		3,209,524

Total Investments — 97.2% (Cost: $99,684,891)		132,759,308

Other Assets Less Liabilities — 2.8%		3,852,267

Net Assets — 100.0%		$136,611,575

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Advantage Emerging Markets Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation	)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$10,615,413	$—		$(7,614,279	)(a)	$—	$—		$3,001,134	3,001,134	$2,724		$—
SL Liquidity Series, LLC, Money Market Series	—	208,815	(a)	—		(436)	11		208,390	208,307	1,467	(b)	—

						$(436)	$11		$3,209,524		$4,191		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	104	03/19/21	$6,896	$(76,213)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$60,096	$—	$—	$60,096
Brazil	6,710,176	—	—	6,710,176
Chile	—	37,813	—	37,813
China	15,771,878	34,598,599	—	50,370,477
Colombia	314,386	—	—	314,386
Czech Republic	—	231,851	—	231,851
Hong Kong	—	198,544	—	198,544
Hungary	—	285,969	—	285,969
India	—	12,769,872	—	12,769,872
Indonesia	—	781,907	—	781,907
Malaysia	—	3,143,828	—	3,143,828
Mexico	1,005,032	—	—	1,005,032
Peru	—	191,000	—	191,000
Philippines	—	100,522	—	100,522
Poland	—	737,695	—	737,695
Romania	118,312	—	—	118,312
Russia	—	4,756,662	—	4,756,662
Saudi Arabia	—	1,778,966	—	1,778,966
South Africa	727,053	6,121,254	—	6,848,307
South Korea	745,890	14,443,233	—	15,189,123
Taiwan	1,574,292	18,828,984	—	20,403,276
Thailand	—	1,344,759	—	1,344,759
Turkey	67,145	348,922	—	416,067
United Arab Emirates	—	668,471	—	668,471
Preferred Securities
Preferred Stocks	1,085,508	—	—	1,085,508
Rights	—	1,165	—	1,165
Short-Term Securities
Money Market Funds	3,001,134	—	—	3,001,134

	$31,180,902	$101,370,016	$—	132,550,918

Investments Valued at NAV				208,390

				$132,759,308

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(76,213)	$—	$—	$(76,213)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

SAB	Special Assessment Bonds

6